CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 859	$ 2,388
Inventories		66	29
Prepayment for vehicle purchase and other current assets, net		97	557
TOTAL CURRENT ASSETS		1,022	2,974
Long-term investment		352	393
Property and equipment, net		236	310
Goodwill		21,237
Intangible assets, net		10,061	20,713
Operating lease right-of-use assets		108	255
TOTAL NON-CURRENT ASSETS		31,994	21,671
TOTAL ASSETS		33,016	24,645
CURRENT LIABILITIES:
Short-term operating lease liabilities		94	141
Contract liabilities		6	77
Convertible notes			635
Income tax payable			68
Amounts due to related parties		233	355
Warrant liability			22
Accrued expenses and other current liabilities		8,630	7,750
TOTAL CURRENT LIABILITIES		8,963	9,048
Long-term operating lease liabilities			90
Deferred tax liabilities		2,125	2,333
TOTAL LIABILITIES		11,088	11,471
COMMITMENT AND CONTINGENCIES
EQUITY
Additional paid-in capital		437,639	406,344
Subscription receivable		(17,900)	(17,900)
Statutory reserve		8	8
Accumulated deficit		(431,450)	(377,543)
Accumulated other comprehensive income		1,970	1,963
TOTAL KAIXIN HOLDINGS' SHAREHOLDERS' EQUITY		21,928	13,173
Non-controlling interests			1
TOTAL EQUITY		21,928	13,174
TOTAL LIABILITIES AND EQUITY		33,016	24,645
Class A Ordinary Shares
EQUITY
Ordinary shares	[1]	28,728	247
Class B Ordinary Shares
EQUITY
Ordinary shares	[1]	2,930	50
Series D convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		1	1
Series F convertible preferred shares
EQUITY
Preferred Stock, Value, Issued			1
Series G convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		1	1
Series H convertible preferred shares
EQUITY
Preferred Stock, Value, Issued		$ 1	$ 1

[1]	* Retroactively restated to give effect to a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024 and a share consolidation at a ratio for one - for - thirty ordinary shares and an authorized share capital increase from $36,500,000 to $1,505,316,695 effective on December 1, 2025. (Note 1)